UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Austin Investment Management Inc
Address:   520 Madison Avenue, 28th Floor
           New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rheema Pike
Title:   Chief Compliance Officer
Phone:   212-888-9292

Signature, Place, and Date of Signing:

s/ Rheema Pike                   New York, NY                 January 31, 2007
[Signature]                     [City, State]                 [Date]


Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

_ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

_ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

  [Repeat as necessary.]

                                    FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  104

Form 13F Information Table Value Total:  $161,549
                                         (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.                   Form 13F File Number          Name
                           28-


[Repeat as necessary.]


Column 1                      Column 2       Column 3  Column 4   Column 5       Column 6    Column 7               Column 8
--------                     ---------       --------  --------   --------      ----------   --------               --------
                                                        Value   SHRS OR  SH/    Investment    Other             Voting Authority
Name of Issuer             Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers        Sole    Shared    None
--------------             --------------   ---------  -------  -------  ---    ---------   ---------       -------  -------   -----
1/100 Berk Hath CL A       CL A             084990175     4950    4500  SH      SOLE                                           X
3m Co                      COM              88579Y101     1055   13550  SH      SOLE                                           X
AT&T, Inc.                 COM              00206R102      887   24809  SH      SOLE                                           X
American Express Co        COM              025816109     2954   48700  SH      SOLE                                           X
Ameriprise Financial Inc.  COM              03076C106      443    8120  SH      SOLE                                           X
Applied Materials Inc.     COM              038222105      166    9000  SH      SOLE                                           X
Applied Materials Inc.     COM              038222105      592   40000  SH      SHARED-DEFINED               X
Aqua America Inc.          COM              03836W103     1001   43947  SH      SOLE                         X
Avx Corp New Com           COM              002444107     1339   90600  SH      SOLE                                           X
Avx Corp New Com           COM              002444107      592   40000  SH      SHARED-DEFINED               X
Baker Hughes Inc.          COM              057224107     7141   95650  SH      SOLE                         X
Bank Of America Corp.      COM              060505104     1154   21630  SH      SOLE                                           X
Bank Of New York
Co Inc - W/Rts             COM              064057102      210    5336  SH      SOLE                                           X
Bausch & Lomb              COM              071707103      208    4000  SH      SHARED-DEFINED               X
Boston Scientific Corp     COM              101137107      945   55000  SH      SHARED-DEFINED               X
BP Plc                     SPONSORED ADR    055622104      217    3234  SH      SOLE                                           X
Bristol Myers Squibb Co    COM              110122108     1047   39800  SH      SOLE                                           X
Bristol Myers Squibb Co    COM              110122108      921   35000  SH      SHARED-DEFINED               X
Burlington Northern Inc.   COM              12189T104     4345   58875  SH      SOLE                         X
California Wtr Svc Grp     COM              130788102      165    4100  SH      SOLE                                           X
Cedar Fair L.P.            DEPOSITORY UNIT  150185106      100    3600  SH      SOLE                                           X
Chevron Corp Com           COM              166764100     5891   80118  SH      SOLE                         X
Chicago Bridge &
Iron N Y Registry Sh       NY REGISTRY SHS  167250109     5690  208125  SH      SOLE                         X
Cincinnati Financial Corp  COM              172062101      124    2756  SH      SOLE                                           X
Cisco Systems              COM              17275R102     5385  197052  SH      SOLE                         X
Citigroup Inc.             COM              172967101      605   10875  SH      SOLE                                           X
Coherent Inc.              COM              192479103      158    5000  SH      SHARED-DEFINED               X
Colgate Palmolive Co       COM              194162103      377    5780  SH      SOLE                                           X
Commscope Inc              COM              203372107      274    9000  SH      SHARED-DEFINED               X
Conocophillips Com         COM              20825C104     1683   23404  SH      SOLE                                           X
Consolidated Edison Inc.   COM              209115104     1597   33225  SH      SOLE                         X
Costco Wholesale Corp.     COM              22160K105      401    7600  SH      SOLE                                           X
Covanta Holding Corp.      COM              22282E102      217    9847  SH      SOLE                                           X
Duke Power Co              COM              26441C105     5691  171373  SH      SOLE                         X
East Group Properties Inc  COM              277276101      460    8600  SH      SOLE                                           X
Eli Lilly & Co             COM              532457108     1320   25337  SH      SOLE                                           X
Encana Corp.               COM              292505104     7685  167254  SH      SOLE                                           X
Essex Ppty Tr Inc          COM              297178105      426    3300  SH      SOLE                                           X
Exelon Corp.               COM              30161N101      226    3654  SH      SOLE                                           X
Exxon Mobil Corp.          COM              30231G102     3419   44630  SH      SOLE                                           X
Fpl Group Inc.             COM              302571104      282    5200  SH      SOLE                                           X
General Electric Co        COM              369604103      318    8550  SH      SOLE                                           X
Grant Prideco Inc.         COM              38821G101     2169   54550  SH      SOLE                                           X
Hollis-Eden Pharmaceutical COM              435902101      326   62000  SH      SOLE                                           X
Home Depot                 COM              437076102     1272   31675  SH      SOLE                                           X
Home Depot                 COM              437076102      602   15000  SH      SHARED-DEFINED               X
Honeywell Inc              COM              438516106     6003  132700  SH      SOLE                                           X
IDT Corp                   CL B             448947309      327   25000  SH      SHARED-DEFINED               X
Infineon Tech - Adr        SPONSORED ADR    45662N103      423   30200  SH      SOLE                                           X
Intel Corp                 COM              458140100      304   15000  SH      SHARED-DEFINED               X
Internet Commerce Cl A     CL A             46059F109     1023  322730  SH      SOLE                                           X
Johnson & Johnson          COM              478160104     1659   25130  SH      SOLE                         X
Level 3 Communications     COM              52729N100      560  100100  SH      SOLE                                           X
Mellon Financial Corp.     COM              58551A108     5067  120234  SH      SOLE                                           X
Mellon Financial Corp.     COM              58551A108      337    8000  SH      SHARED-DEFINED               X
Merck & Co Inc.            COM              589331107      174    4000  SH      SOLE                                           X
Microsoft Corp.            COM              594918104      611   20480  SH      SOLE                                           X
Monster Worldwide Inc.     COM              611742107      116    2500  SH      SOLE                                           X
Nabors Industries Inc.     SHS              G6359F103      125    4200  SH      SOLE                                           X
News Corp A                CL A             65248E104      773   36000  SH      SHARED-DEFINED               X
Nexen Inc.                 COM              65334H102      550   10000  SH      SOLE                                           X
Noble Corporation          SHS              G65422100     5158   67740  SH      SOLE                                           X
Novell Inc.                COM              670006105      563   90900  SH      SOLE                                           X
Oneok Partners LP          UNIT LTD PARTN   68268N103     3613   57050  SH      SOLE                                           X
Oracle Systems Corp        COM              68389X105     1729  100900  SH      SOLE                                           X
Patterson-UTI Energy       COM              703481101      232   10000  SH      SHARED-DEFINED               X
Pepsico, Inc.              COM              713448108     1035   16550  SH      SOLE                                           X
Pfizer Inc                 COM              717081103     1127   43531  SH      SOLE                         X
Pinnacle West Capital Corp.COM              723484101      131    2600  SH      SOLE                         X
Procter & Gamble Co.       COM              742718109     1303   20277  SH      SOLE                         X
Reading Int Class A        CL A             755408101      422   51200  SH      SOLE                                           X
Rohm & Haas Co.            COM              775371107      894   17500  SH      SOLE                                           X
Schering Plough Corp-W/Rts COM              806605101     7130  301625  SH      SOLE                                           X
Schering Plough Corp-W/Rts COM              806605101      946   40000  SH      SHARED-DEFINED               X
Schlumberger Ltd           COM              806857108     2024   32050  SH      SOLE                                           X
Spectra Energy Corp.       COM              847560109      316   11100  SH      SOLE                                           X
St. Joe Company            COM              790148100     2140   39950  SH      SOLE                                           X
St. Joe Company            COM              790148100      482    9000  SH      SHARED-DEFINED               X
St. Paul Travelers Cos Inc.COM              792860108      107    2000  SH      SOLE                                           X
Sycamore Networks          COM              871206108      282   75000  SH      SHARED-DEFINED               X
TXU Corp.                  COM              873168108     5055   93250  SH      SOLE                         X
Tejon Ranch Co.            COM              879080109     5845  104675  SH      SOLE                                           X
Tejon Ranch Co.            COM              879080109      558   10000  SH      SHARED-DEFINED               X
Tellabs Inc                COM              879664100     1314  128130  SH      SOLE                                           X
Tellabs Inc                COM              879664100      513   50000  SH      SHARED-DEFINED               X
Texas Instruments          COM              882508104      230    8000  SH      SOLE                                           X
Textron Inc.               COM              883203101     1448   15450  SH      SOLE                                           X
Time Warner Inc            COM              887317105     1089   50000  SH      SHARED-DEFINED               X
U S G Corp Com New         COM NEW          903293405     4495   82030  SH      SOLE                                           X
United Technologies Corp.  COM              913017109      562    9000  SH      SOLE                                           X
United Utlities Plc        SPONSORED ADR    91311Q105     2138   69600  SH      SOLE                                           X
Veritas DGC Inc.           COM              92343P107      214    2500  SH      SOLE                                           X
Veritas DGC Inc.           COM              92343P107      428    5000  SH      SHARED-DEFINED               X
Verizon Communications     COM              92343V104      234    6296  SH      SOLE                                           X
Vornado Rlty Tr Sh Ben Int SH BEN INT       929042109     2575   21200  SH      SOLE                                           X
Walgreen Co                COM              931422109     2638   57500  SH      SOLE                                           X
Wal-Mart Stores            COM              931142103      693   15000  SH      SHARED-DEFINED               X
Wash Real Est Inv Trust    SH BEN INT       939653101      404   10100  SH      SOLE                                           X
Waters Corp.               COM              941848103      132    2700  SH      SOLE                                           X
Watts Water Tech Inc-CL A  CL A             942749102     3506   85300  SH      SOLE                                           X
Watts Water Tech Inc-CL A  CL A             942749102      411   10000  SH      SHARED-DEFINED               X
White Mtns Ins Group Ltd   COM              G9618E107      579    1000  SH      SOLE                                           X
Wrigley Wm Jr Co           COM              982526105     1197   23150  SH      SOLE                                           X
Wyeth Com                  COM              983024100      575   11300  SH      SOLE                                           X

                                            Total:      161549

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